Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Organization

Organization. Martin Marietta Materials, Inc. (the “Company” or “Martin Marietta”) is a natural resource-based building materials company. The Company supplies aggregates (crushed stone, sand and gravel) through its network of 282 quarries, mines and distribution yards to its customers in 30 states, Canada, the Bahamas and the Caribbean Islands.  In the western United States, Martin Marietta also provides cement and downstream products, namely, ready mixed concrete, asphalt and paving services, in markets where the Company has a leading aggregates position.   Specifically, the Company has two cement plants in Texas, five cement distribution facilities and 152 ready mixed concrete and asphalt plants in Texas, Colorado, Louisiana and Arkansas. The Company’s heavy-side building materials are used in infrastructure, nonresidential and residential construction projects.   Aggregates are also used in agricultural, utility and environmental applications and as railroad ballast. The aggregates, cement, ready mixed concrete and asphalt and paving product lines are reported collectively as the “Building Materials” business. As of December 31, 2017, the Building Materials business contains the following reportable segments: Mid-America Group, Southeast Group and West Group. The Mid-America Group operates in Indiana, Iowa, northern Kansas, Kentucky, Maryland, Minnesota, Missouri, eastern Nebraska, North Carolina, Ohio, South Carolina, Virginia, Washington and West Virginia. The Southeast Group has operations in Alabama, Florida, Georgia, Tennessee, Nova Scotia and the Bahamas. The West Group operates in Arkansas, Colorado, southern Kansas, Louisiana, western Nebraska, Nevada, Oklahoma, Texas, Utah and Wyoming. The following states accounted for 74% of the Building Materials business’ 2017 net sales: Texas, Colorado, North Carolina, Iowa and Georgia.

The Company also operates a Magnesia Specialties business, which produces magnesia-based chemical products used in industrial, agricultural and environmental applications, and dolomitic lime sold primarily to customers in the steel and mining industries. Magnesia Specialties’ production facilities are located in Ohio and Michigan, and products are shipped to customers worldwide.

Use of Estimates

Use of Estimates. The preparation of the Company’s consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make certain estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets and other long-lived assets and assumptions used in the calculation of income tax (benefit) expense, retirement and other postemployment benefits, and the allocation of the purchase price to the fair values of assets acquired and liabilities assumed as part of business combinations.  These estimates and assumptions are based on management’s judgment. Management evaluates estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts such estimates and assumptions when facts and circumstances dictate. Changes in credit, equity and energy markets and changes in construction activity increase the uncertainty inherent in certain estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, are reflected in the consolidated financial statements for the period in which the change in estimate occurs.

Basis of Consolidation

Basis of Consolidation. The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. Partially-owned affiliates are either consolidated or accounted for at cost or as equity investments, depending on the level of ownership interest or the Company’s ability to exercise control over the affiliates’ operations. Intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition

Revenue Recognition. Total revenues include sales of materials and services provided to customers, net of discounts or allowances, if any, and include freight and delivery costs billed to customers. Revenues for product sales are recognized when risks associated with ownership have passed to unaffiliated customers. Typically, this occurs when finished products are shipped. Revenues derived from the paving business are recognized using the percentage-of-completion method under the revenue-cost approach. Under the revenue-cost approach, recognized contract revenue equals the total estimated contract revenue multiplied by the percentage of completion. Recognized costs equal the total estimated contract cost multiplied by the percentage of completion. The percentage of completion is determined by costs incurred to date as a percentage of total costs estimated for the project.

Freight and Delivery Costs

Freight and Delivery Costs. Freight and delivery costs represent pass-through transportation costs incurred and paid by the Company to third-party carriers to deliver products to customers. These costs are then billed to the customers.

Cash and Cash Equivalents

Cash and Cash Equivalents. Cash equivalents are comprised of highly-liquid instruments with original maturities of three months or less from the date of purchase. The Company manages its cash and cash equivalents to ensure short-term operating cash needs are met and excess funds are managed efficiently. When operating cash is not sufficient to meet current needs, the Company borrows money under its existing credit facilities. The Company utilizes excess cash to either pay down credit facility borrowings or invest in money market funds, money market demand deposit accounts or offshore time deposit accounts. Money market demand deposits and offshore time deposit accounts are exposed to bank solvency risk.

Customer Receivables

Customer Receivables. Customer receivables are stated at cost. The Company does not typically charge interest on customer accounts receivables. The Company records an allowance for doubtful accounts, which includes a provision for probable losses based on historical write offs and a specific reserve for accounts deemed at risk. The Company writes off customer receivables as bad debt expense when it becomes probable based upon customer facts and circumstances that such amounts will not be collected.

Inventories Valuation

Inventories Valuation. Inventories are stated at the lower of cost or net realizable value. Costs for finished products and in process inventories are determined by the first-in, first-out method. Carrying value for expendable parts and supplies are determined by the weighted-average cost method. The Company records an allowance for finished product inventories based on an analysis of inventory on hand in excess of historical sales for a twelve-month or five year average period and future demand. The Company also establishes an allowance for expendable parts over five years old and supplies over one year old.

Post-production stripping costs, which represent costs of removing overburden and waste materials to access mineral deposits, are a component of inventory production costs and recognized in cost of sales in the same period as the revenue from the sale of the inventory.

Property, Plant and Equipment

Property, Plant and Equipment. Property, plant and equipment are stated at cost.

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	5 to 20 years
Machinery & Equipment	2 to 20 years
Land Improvements	5 to 60 years

The Company begins capitalizing quarry development costs at a point when reserves are determined to be proven or probable, economically mineable and when demand supports investment in the market. Capitalization of these costs ceases when production commences. Capitalized quarry development costs are classified as land improvements and depreciated over the life of the reserves.

The Company reviews relevant facts and circumstances to determine whether to capitalize or expense pre-production stripping costs when additional pits are developed at an existing quarry. If the additional pit operates in a separate and distinct area of the quarry, these costs are capitalized as quarry development costs and depreciated over the life of the uncovered reserves. Additionally, a separate asset retirement obligation is created for additional pits when the liability is incurred. Once a pit enters the production phase, all post-production stripping costs are charged to inventory production costs as incurred.

Mineral reserves and mineral interests acquired in connection with a business combination are valued using an income approach over the life of the reserves.

Depreciation is computed based on estimated service lives, principally using the straight-line method. Depletion of mineral reserves is calculated based on proven and probable reserves using the units-of-production method on a quarry-by-quarry basis.

Property, plant and equipment are reviewed for impairment whenever facts and circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss is recognized if expected future undiscounted cash flows over the estimated remaining service life of the related asset are less than the asset’s carrying value.

Repair and Maintenance Costs	Repair and Maintenance Costs. Repair and maintenance costs that do not substantially extend the life of the Company’s plant and equipment are expensed as incurred.
Goodwill and Intangible Assets

Goodwill and Intangible Assets. Goodwill represents the excess purchase price paid for acquired businesses over the estimated fair value of identifiable assets and liabilities. Other intangibles represent amounts assigned principally to contractual agreements and are amortized ratably over periods based on related contractual terms.

The Company’s reporting units, which represent the level at which goodwill is tested for impairment, are based on the geographic segments of the Building Materials business.  Goodwill is assigned to the respective reporting unit(s) based on the location of acquisitions at the time of consummation.  Goodwill is tested for impairment by comparing the reporting unit’s fair value to its carrying value, which represents Step 1 of a two-step approach.  However, prior to Step 1, the Company may perform an optional qualitative assessment and evaluate macroeconomic conditions, industry and market conditions, cost factors, overall financial performance and other business or reporting unit-specific events.  If the Company concludes it is more-likely-than-not (i.e., a likelihood of more than 50%) that a reporting unit’s fair value is higher than its carrying value, the Company does not perform any further goodwill impairment testing for that reporting unit.  Otherwise, it proceeds to Step 1 of its goodwill impairment analysis.  The Company may bypass the qualitative assessment for any reporting unit in any period and proceed directly with the quantitative calculation in Step 1.  If the reporting unit’s fair value exceeds its carrying value, no further calculation is necessary.  A reporting unit with a carrying value in excess of its fair value constitutes a Step 1 failure and may lead to an impairment charge.

The carrying values of goodwill and other indefinite-lived intangible assets are reviewed annually, as of October 1, for impairment. An interim review is performed between annual tests if facts and circumstances indicate potential impairment. The carrying value of other amortizable intangibles is reviewed if facts and circumstances indicate potential impairment.  If a review indicates the carrying value is impaired, a charge is recorded.

Retirement Plans and Postretirement Benefits

Retirement Plans and Postretirement Benefits. The Company sponsors defined benefit retirement plans and also provides other postretirement benefits. The Company recognizes the funded status, defined as the difference between the fair value of plan assets and the benefit obligation, of its pension plans and other postretirement benefits as an asset or liability on the consolidated balance sheets. Actuarial gains or losses that arise during the year are not recognized as net periodic benefit cost in the same year, but rather are recognized as a component of accumulated other comprehensive earnings or loss. Those amounts are amortized over the participants’ average remaining service period and recognized as a component of net periodic benefit cost.  The amount amortized is determined using a corridor approach and represents the excess over 10% of the greater of the projected benefit obligation or pension plan assets.

Stock-Based Compensation

Stock-Based Compensation. The Company has stock-based compensation plans for employees and its Board of Directors. The Company recognizes all forms of stock-based awards that vest, including stock options, as compensation expense. The compensation expense is the fair value of the awards at the measurement date and is recognized over the requisite service period.

The fair value of restricted stock awards, incentive compensation stock awards and Board of Directors’ fees paid in the form of common stock are based on the closing price of the Company’s common stock on the awards’ respective grant dates.  The fair value of performance stock awards is determined by a Monte Carlo simulation methodology.

In 2017 and 2016, the Company did not issue any stock options.  For stock options issued prior to 2016, the Company used the accelerated expense recognition method. The accelerated recognition method requires stock options that vest ratably to be divided into tranches. The expense for each tranche is allocated to its particular vesting period.

The Company uses the lattice valuation model to determine the fair value of stock option awards. The lattice valuation model takes into account employees’ exercise patterns based on changes in the Company’s stock price and other variables. The period of time for which options are expected to be outstanding is a derived output of the lattice valuation model and includes the following considerations: vesting period of the award, expected volatility of the underlying stock and employees’ ages.

Key assumptions used in determining the fair value of the stock options awarded in 2015 were:

Risk-free interest rate	2.20%
Dividend yield	1.20%
Volatility factor	36.10%
Expected term	8.5 years

Based on these assumptions, the weighted-average fair value of each stock option granted in 2015 was $57.71.

The risk-free interest rate reflects the interest rate on zero-coupon U.S. government bonds, available at the time each option was granted, having a remaining life approximately equal to the option’s expected life. The dividend yield represents the dividend rate expected to be paid over the option’s expected life. The Company’s volatility factor measures the amount by which its stock price is expected to fluctuate during the expected life of the option and is based on historical stock price changes. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates forfeitures and will ultimately recognize compensation cost only for those stock-based awards that vest.

Environmental Matters

Environmental Matters. The Company records a liability for an asset retirement obligation at fair value in the period in which it is incurred. The asset retirement obligation is recorded at the acquisition date of a long-lived tangible asset if the fair value can be reasonably estimated. A corresponding amount is capitalized as part of the asset’s carrying amount. The fair value is affected by management’s assumptions regarding the scope of the work required, inflation rates and quarry closure dates.

Further, the Company records an accrual for other environmental remediation liabilities in the period in which it is probable that a liability has been incurred and the appropriate amounts can be estimated reasonably. Such accruals are adjusted as further information develops or circumstances change. Generally, these costs are not discounted to their present value or offset for potential insurance or other claims or potential gains from future alternative uses for a site.

Income Taxes

Income Taxes. Deferred income taxes, net, on the consolidated balance sheets reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, net of valuation allowances. The effect on deferred income tax assets and liabilities attributable to changes in enacted tax rates are charged or credited to income tax expense or benefit in the period of enactment.

Uncertain Tax Positions

Uncertain Tax Positions. The Company recognizes a tax benefit when it is more-likely-than-not, based on the technical merits, that a tax position would be sustained upon examination by a taxing authority. The amount to be recognized is measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. The Company’s unrecognized tax benefits are recorded in other liabilities on the consolidated balance sheets or as an offset to the deferred tax asset for tax carryforwards where available.

The Company records interest accrued in relation to unrecognized tax benefits as income tax expense. Penalties, if incurred, are recorded as operating expenses in the consolidated statements of earnings.

Sales Taxes	Sales Taxes. Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of earnings.
Start-Up Costs	Start-Up Costs. Noncapital start-up costs for new facilities and products are charged to operations as incurred.
Warranties

Warranties. The Company’s construction contracts contain warranty provisions covering defects in materials, design or workmanship that generally run from nine months to one year after project completion. Due to the nature of its projects, including contract owner inspections of the work both during construction and prior to acceptance, the Company has not experienced material warranty costs for these short-term warranties and therefore does not believe an accrual for these costs is necessary. The ready mixed concrete product line carries a longer warranty period, for which the Company has accrued an estimate of warranty cost based on experience with the type of work and any known risks relative to the projects. These costs were not material to the Company’s consolidated results of operations for the years ended December 31, 2017, 2016 and 2015.

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss

Consolidated Comprehensive Earnings and Accumulated Other Comprehensive Loss. Consolidated comprehensive earnings for the Company consist of consolidated net earnings, adjustments for the funded status of pension and postretirement benefit plans, foreign currency translation adjustments and the amortization of the value of terminated forward starting interest rate swap agreements into interest expense, and are presented in the Company’s consolidated statements of comprehensive earnings.

Accumulated other comprehensive loss consists of unrecognized gains and losses related to the funded status of the pension and postretirement benefit plans, foreign currency translation and the unamortized value of terminated forward starting interest rate swap agreements, and is presented on the Company’s consolidated balance sheets.

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total
years ended December 31 (add 000)	2017
Accumulated other comprehensive loss at beginning of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)
Other comprehensive (loss) earnings before reclassifications, net of tax	(8,062)	1,140	—	(6,922)
Amounts reclassified from accumulated other comprehensive loss, net of tax	7,633	—	872	8,505
Other comprehensive (loss) earnings, net of tax	(429)	1,140	872	1,583
Accumulated other comprehensive loss at end of period	$(128,802)	$(22)	$(280)	$(129,104)

Cumulative noncurrent deferred tax assets at end of period	$79,938	$—	$178	$80,116

	2016
Accumulated other comprehensive loss at beginning of period	$(103,380)	$(264)	$(1,978)	$(105,622)
Other comprehensive loss before reclassifications, net of tax	(31,678)	(898)	—	(32,576)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,685	—	826	7,511
Other comprehensive (loss) earnings, net of tax	(24,993)	(898)	826	(25,065)
Accumulated other comprehensive loss at end of period	$(128,373)	$(1,162)	$(1,152)	$(130,687)

Cumulative noncurrent deferred tax assets at end of period	$82,044	$—	$749	$82,793

	2015
Accumulated other comprehensive (loss) earnings at beginning of period	$(106,688)	$3,278	$(2,749)	$(106,159)
Other comprehensive loss before reclassifications, net of tax	(7,116)	(3,542)	—	(10,658)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,424	—	771	11,195
Other comprehensive earnings (loss), net of tax	3,308	(3,542)	771	537
Accumulated other comprehensive loss at end of period	$(103,380)	$(264)	$(1,978)	$(105,622)

Cumulative noncurrent deferred tax assets at end of period	$66,467	$—	$1,290	$67,757

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2017	2016	2015	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Special plan termination benefits	$-	$764	$2,085
Settlement charge	21	115	—
Amortization of:
Prior service credit	(1,430)	(1,609)	(1,880)
Actuarial loss	13,774	11,575	16,850
	12,365	10,845	17,055	Other nonoperating (income) and expenses, net
Tax effect	(4,732)	(4,160)	(6,631)	Income tax (benefit) expense
Total	$7,633	$6,685	$10,424
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$1,443	$1,367	$1,280	Interest expense
Tax effect	(571)	(541)	(509)	Income tax (benefit) expense
Total	$872	$826	$771

Earnings Per Common Share

Earnings Per Common Share. The Company computes earnings per share (EPS) pursuant to the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. The Company pays nonforfeitable dividend equivalents during the vesting period on its restricted stock awards and incentive stock awards made prior to 2016, which results in these being considered participating securities.

The numerator for basic and diluted earnings per common share is net earnings attributable to Martin Marietta, reduced by dividends and undistributed earnings attributable to the Company’s unvested restricted stock awards and incentive stock awards issued prior to 2016. The denominator for basic earnings per common share is the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are computed assuming that the weighted-average number of common shares is increased by the conversion, using the treasury stock method, of awards issued to employees and nonemployee members of the Company’s Board of Directors under certain stock-based compensation arrangements if the conversion is dilutive.

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31

(add 000)	2017	2016	2015
Net earnings attributable to Martin Marietta	$713,342	$425,386	$288,792
Less: Distributed and undistributed earnings attributable to unvested awards	2,029	1,775	1,252
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$711,313	$423,611	$287,540

Basic weighted-average common shares outstanding	62,932	63,610	66,770
Effect of dilutive employee and director awards	285	251	250
Diluted weighted-average common shares outstanding	63,217	63,861	67,020

New Accounting Pronouncements

New Accounting Pronouncements.

Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

In March 2017, the Financial Accounting Standards Board (FASB) issued an accounting standards update (ASU), Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (ASU 2017-07), which revises the financial statement presentation for periodic pension and postretirement expense or credit, other than service cost.  ASU 2017-07 requires net periodic benefit cost or credit, with the exception of service cost, to be presented retrospectively as nonoperating expense.  As permitted by ASU 2017-07, the Company used the pension and other postretirement benefit plan disclosures for the comparative prior periods as a practical expedient to estimate amounts for retrospective application.  Service cost remains a component of earnings from operations and represents the only cost of pension and postretirement expense eligible for capitalization, notably in the Company’s inventory standards. The Company early adopted this standard effective January 1, 2017.  For the year ended December 31, 2016, the Company reclassified $2,772,000, $6,399,000 and $774,000 from cost of sales; selling, general and administrative expenses; and other operating income and expenses, respectively, to nonoperating expense. For the year ended December 31, 2015, the Company reclassified $5,153,000, $7,480,000 and $2,118,000 from cost of sales; selling, general and administrative expenses; and other operating income and expenses, respectively, to nonoperating expense.

Stock Compensation

The FASB issued ASU Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU 2016-09), on accounting for stock compensation.  The new standard was effective January 1, 2017 and requires, prospectively, all excess tax benefits and tax deficiencies to be recorded as income tax benefit or expense in the income statement in the period the awards vest or are settled as a discrete item.  Additionally, ASU 2016-09 requires any excess tax benefits be reflected as an operating activity in the statement of cash flows retrospectively.  Further, any shares withheld for personal income taxes are classified as a financing activity in the statement of cash flows and retrospectively applied. As a result of the Company’s adoption of ASU 2016-09, for the years ended December 31, 2016 and 2015, shares withheld for employees’ income tax obligations reclassified from operating activities were $3,787,000 and $7,449,000, respectively.   The Company reclassified excess tax benefits from stock-based compensation of $6,792,000 for the year ended December 31, 2016, from financing activities to operating activities.  There was no excess tax benefit from stock-based compensation for the year ended December 31, 2015.  Although the adoption of the new standard did not have a cumulative effect, it creates volatility in the Company’s income tax rate in periods when share-based compensation awards either vest or are exercised.

Pending Accounting Pronouncements

Pending Accounting Pronouncements.

Revenue Recognition Standard

The FASB issued ASU Revenue From Contracts with Customers (ASU 2014-09), which amends the accounting guidance on revenue recognition. The new standard intends to provide a more robust framework for addressing revenue issues, improve comparability of revenue recognition practices and improve disclosure requirements. The new standard is effective January 1, 2018 and the Company expects to adopt using a full retrospective approach. The Company has completed its assessment of the provisions of the new standard and determined the impact of adoption will not be material to its consolidated financial statements.

Lease Standard

In February 2016, the FASB issued a new accounting standard, Accounting Codification Standard 842 – Leases, intending to improve financial reporting of leases and to provide more transparency of off-balance sheet leasing obligations.  The guidance requires virtually all leases, excluding mineral interest leases, to be recorded on the balance sheet and provides guidance on the recognition of lease expense and income.  The new standard is effective January 1, 2019 and must be applied on a modified retrospective approach. However, the FASB is proposing an option for transition that would permit the application of the new standard at the adoption date instead of the earliest comparative period presented in the financial statements. The Company is currently assessing the impact of the new standard on its financial statements. The Company believes the new standard will have a material effect on its consolidated balance sheet but has not quantified the impact at this time.

In January 2018, the FASB issued ASU Land Easement Practical Expedient for Transition to Topic 842 (ASU 2018-01). ASU 2018-01 permits the election to not evaluate land easements under the new lease guidance that existed or expired before the adoption of the new standard and that were not previously accounted for as leases under current guidance. The Company will adopt ASU 2018-01 concurrently with the new lease standard.